[LOGO]


                                     ANNUAL
                                     REPORT
                                December 31, 1998


                                 WARBURG PINCUS
                          WORLDPERKS MONEY MARKET FUND

                                        O

                                 WARBURG PINCUS
                      WORLDPERKS TAX FREE MONEY MARKET FUND


                                     [LOGO]


More complete information about the funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus WorldPerks Funds, P.O. Box 9030, Boston, MA 02205-9030.


                                     [LOGO]

From time to time, the funds' investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Performance data represent past performance and are not a guarantee of future performance. The funds' yields will fluctuate. Each fund seeks to maintain a constant net asset value of $1.00 per share; there can be no assurance that it can do so on a continuing basis. An investment in each fund is neither insured nor guaranteed by the U.S. government.

WorldPerks is a registered trademark of Northwest Airlines, Inc. Northwest Airlines may change the WorldPerks program rules, program partners, regulations, benefits, conditions of participation or mileage levels, in whole or in part, at any time, with or without notice, even though changes may affect the values of mileage or FlyWrite(sm) certificates already accumulated.

The views of the funds' management are as of the date of the letters and portfolio holdings described in this document are as of December 31, 1998; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                February 5, 1999

Dear Shareholder:

     The objective of Warburg Pincus WorldPerks Money Market Fund is high current income consistent with preservation of capital and liquidity.

     As a money-market fund, the fund immediately adopted a very conservative posture with respect to the creditworthiness of the investments held in the portfolio, investing in high-quality U.S. government securities and commercial paper. We believe this stance will serve the fund well, especially given the increasing complexity of markets in the U.S. and abroad.

     As of December 31, the fund's net assets were $12.9 million. Its annualized seven-day yield was 4.41% (without waivers and/or reimbursements, the fund's annualized seven-day yield would have been 3.38%), and its seven-day average weighted maturity was 19 days.

     Going forward, the fund will continue to emphasize high-quality securities in an effort to provide competitive returns without compromising safety and stability of principal. We are committed to providing both a rewarding investment experience to our shareholders and an attractive, convenient means of accumulating WorldPerks* Bonus Miles, which can be used for free and discounted award travel on Northwest Airlines, Continental Airlines, KLM Royal Dutch Airlines and other WorldPerks partner airlines. We appreciate your continued support and investment in the fund.

Eugene L. Podsiadlo           BlackRock Institutional Management Corporation
President                     Sub-Investment Adviser
Warburg Pincus
WorldPerks Funds

*WorldPerks is a registered trademark of Northwest Airlines, Inc.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                February 5, 1999

Dear Shareholder:

     The objective of Warburg Pincus WorldPerks Tax Free Money Market Fund is high current income exempt from federal personal income taxes consistent with preservation of capital and liquidity.

     Most of the fund's investments through the reporting period were in municipal variable-rate demand notes, which on average had yields that exceeded the yields on other short-term instruments. The emphasis on these securities proved particularly advantageous at year end, as the yields on these notes adjusted upward by 50 to 100 basis points.

     The fund's net assets on December 31 were $10.6 million. Its average seven-day yield was 3.13% (without waivers and/or reimbursements, the fund's annualized seven-day yield would have been 1.95%), and its seven-day average weighted maturity was 4 days.

     Going forward, we will continue to emphasize high-quality municipal securities in an effort to provide competitive after-tax returns without compromising stability of principal. We are committed to providing both a rewarding investment experience to our shareholders and an attractive, convenient means of accumulating WorldPerks* Bonus Miles, which can be used for free and discounted award travel on Northwest Airlines, Continental Airlines, KLM Royal Dutch Airlines and other WorldPerks partner airlines. We appreciate your continued support and investment in the fund.

Eugene L. Podsiadlo           BlackRock Institutional Management Corporation
President                     Sub-Investment Adviser
Warburg Pincus
WorldPerks Funds

*WorldPerks is a registered trademark of Northwest Airlines, Inc.

The fund's income may be subject to state and city taxes and, for certain investors, the federal alternative minimum tax.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
STATEMENT OF NET ASSETS
December 31, 1998
--------------------------------------------------------------------------------

                                                        RATINGS=
   PAR                                                (MOODY'S/S&P)   MATURITY   RATE%      VALUE
   ---                                                -------------   --------   -----      -----
COMMERCIAL PAPER (55.3%)
Asset Backed Securities (6.2%)
$  400,000   Citibank Credit Card Master Trust         (NR, P-1)      01/05/99   5.150   $   399,771
   400,000   Beta Finance Inc.                         (NR, P-1)      01/22/99   5.140       398,801
                                                                                         -----------
                                                                                             798,572
                                                                                         -----------
Beverages (2.2%)
   290,000   Coca-Cola Co.                            (A-3, P-1)      01/11/99   5.160       289,584
                                                                                         -----------
Business Credit Institutions (Finance Leasing
Company) (3.8%)
   500,000   Enterprise Funding Corp.                  (NR, P-1)      01/27/99   5.220       498,115
                                                                                         -----------
Electric and Other Services Combined (2.6%)
   340,000   Wisconsin Electric Power Co.             (A-3, P-1)      01/14/99   5.250       339,355
                                                                                         -----------
Finance Lessors (3.9%)
   500,000   IBM Credit Corp.                          (NR, P-1)      01/15/99   5.050       499,018
                                                                                         -----------
Fire, Marine & Casualty Insurance (2.6%)
   330,000   AIG Funding Inc.                         (A-3, P-1)      01/07/99   5.150       329,717
                                                                                         -----------
Life Insurance (5.7%)
   400,000   Hancock Capital                           (NR, P-1)      01/11/99   5.130       399,430
   340,000   MetLife Funding Inc.                      (NR, P-1)      01/15/99   5.250       339,306
                                                                                         -----------
                                                                                             738,736
                                                                                         -----------
Amusement & Recreation (2.5%)
   330,000   Walt Disney Co.                          (A-3, P-1)      02/09/99   5.050       328,519
                                                                                         -----------
Personal Credit Institutions (6.2%)
   400,000   Ford Motor Credit Corp.                   (NR, P-1)      01/22/99   5.130       398,803
   400,000   General Motors Acceptance Corp.           (NR, P-1)      01/26/99   5.140       398,572
                                                                                         -----------
                                                                                             797,375
                                                                                         -----------
Petroleum Refining (2.6%)
   330,000   BP America, Inc.                         (A-3, P-1)      01/06/99   5.150       329,764
                                                                                         -----------
Pharmaceutical Preparations (2.1%)
   275,000   Johnson & Johnson                         (NR, P-1)      04/20/99   4.750       271,045
                                                                                         -----------
Primary Production of Aluminum (2.2%)
   290,000   Aluminum Company of America              (A-3, P-1)      01/11/99   5.220       289,580
                                                                                         -----------
Retail Merchandising (3.1%)
   400,000   Block Financial                           (NR, P-1)      01/08/99   5.150       399,599
                                                                                         -----------
Short-Term Business Credit Institutions (7.0%)
   500,000   Caterpillar Financial Services Corp.     (A-3, P-1)      01/08/99   5.050       499,509
   400,000   Penney (JC) Funding Corp.                 (NR, P-1)      01/14/99   5.150       399,256
                                                                                         -----------
                                                                                             898,765
                                                                                         -----------
Telephone Communications (2.6%)
   340,000   Ameritech Corp.                          (A-3, P-1)      01/20/99   5.010       339,101
                                                                                         -----------
             TOTAL COMMERCIAL PAPER
              (Cost $7,146,845)                                                            7,146,845
                                                                                         -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

                                                        RATINGS=
   PAR                                                (MOODY'S/S&P)   MATURITY   RATE%      VALUE
   ---                                                -------------   --------   -----      -----
AGENCY OBLIGATIONS (17.2%)
$2,220,000   Federal National Mortgage Association
              (Cost $2,218,120)                        (Aaa, AAA)     01/07/99   5.080   $ 2,218,120
                                                                                         -----------
MEDIUM TERM NOTES (4.6%)
Personal Credit Institutions (1.5%)
   200,000   Associates Corp. of North America          (A-3, NR)     03/15/99   6.000       200,315
                                                                                         -----------
Security Brokers & Dealers (3.1%)
   400,000   Merrill Lynch & Co.                      (A-1+, P-1)     03/30/99   6.375       401,084
                                                                                         -----------
             TOTAL MEDIUM TERM NOTES
              (Cost $601,399)                                                                601,399
                                                                                         -----------
SHORT-TERM INVESTMENTS (22.4%)
 2,900,000   Repurchase Agreement with Morgan Stanley & Co.
             Inc. dated 12/31/98 at 5.470% to be
             repurchased at $2,901,763 on 01/04/99.
             (Collaterized by $2,973,884, U.S. Treasury Bill
             at 5.470%, due 02/04/99. Market value of
             collateral is $2,990,000.) (Cost $2,900,000)             01/04/99   5.470     2,900,000
                                                                                         -----------
TOTAL INVESTMENTS AT VALUE (99.5%)
 (Cost $12,866,364*)                                                                      12,866,364
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)                                                  59,142
                                                                                         -----------
NET ASSETS (100%) (applicable to 12,925,394 shares)                                      $12,925,506
                                                                                         ===========
NET ASSETS VALUE, offering and redemption price per share
 ($12,925,506 divided by 12,925,394)                                                     $      1.00
                                                                                         ===========

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
--------------------------------------------------------------------------------

= Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's
  Ratings Services are unaudited.

* Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
MATURITY SCHEDULE OF PORTFOLIO
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  MATURITY SCHEDULE
       (DAYS)              PAR       PERCENTAGE OF PORTFOLIO
  -----------------    -----------   ------------------------
                                                (CUMULATIVE)
           1-7         $ 6,180,000     48.0%         48.0%
          8-14           2,620,000     20.3          68.3
         15-30           2,880,000     22.3          90.6
         31-60             330,000      2.6          93.2
         61-90             600,000      4.7          97.9
        91-120             275,000      2.1         100.0
       121-150                   0      0.0         100.0
      Over 150                   0      0.0         100.0
                       -----------    -----
                       $12,885,000    100.0%
                       ===========    =====

                     Average Weighted Maturity -- 16.60 days

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS
December 31, 1998
--------------------------------------------------------------------------------

                                                             RATINGS=
   PAR                                                    (MOODY'S/S&P)    MATURITY   RATE%      VALUE
   ---                                                    -------------    --------   -----      -----
MUNICIPAL BONDS (99.2%)
CALIFORNIA (1.9%)
$  200,000   California Finance Authority Pollution
              Control Revenue Bond (Pacific Gas and
              Electric Company) (Bank of America LOC)
              VRDN+ (Cost $200,000)                        (A-1+, NR)      01/01/99   5.000   $    200,000
                                                                                              ------------
COLORADO (4.7%)
   500,000   Colorado Student Obligation Bond Authority
              Student Loan Revenue Bond Series 1997D       (A-1+,
              (SLMA LOC) (Cost $500,000)                   VMIG-1)         01/07/99   3.950        500,000
                                                                                              ------------
GEORGIA (4.7%)
   500,000   Putnam County, Development Authority of
              Pollution Control Revenue Bonds (Georgia
              Power Co. Plant Bowen Project) (Cost
              $500,000)                                    (NR, VMIG-1)    01/01/99   5.050        500,000
                                                                                              ------------
INDIANA (4.7%)
   500,000   Indiana Municipal Power Agency Power
              Supply System Refunding Revenue Bonds        (A-1+,
              (Toronto Dominion LOC) (Cost $500,000)       VMIG-1)         01/07/99   3.950        500,000
                                                                                              ------------
IOWA (4.7%)
   500,000   Iowa Finance Authority Solid Waste
              Disposal Revenue Bond (Cedar River Paper
              Co. Project) (Bank of Nova Scotia LOC)
              (Cost $500,000)                              (A-1+, P-1)     01/01/99   5.150        500,000
                                                                                              ------------
LOUISIANA (1.9%)
   200,000   Louisiana Public Facilities Authority,
              Hospital Revenue, Willis-Knighton Medical
              Center (AMBAC Insured) (final maturity       (A-1+,
              9/1/27) (Cost $200,000)                      VMIG-1)         01/07/99   4.000        200,000
                                                                                              ------------
MARYLAND (4.7%)
   500,000   Maryland Health and Higher Education
              Facility Authority Revenue Bond (Catholic    (A-1+,
              Health Initiatives) (Cost $500,000)          VMIG-1)         01/07/99   3.900        500,000
                                                                                              ------------
MICHIGAN (4.7%)
   500,000   Delta County, Michigan Economic
              Development Corp. Environmental Revenue
              Bond VRDN+                                   (A-1+,
              (Cost $500,000)                              VMIG-1)         01/04/99   5.050        500,000
                                                                                              ------------
MISSISSIPPI (2.9%)
   300,000   Jackson County, Mississippi, Port
              Facilities Revenue Refunding Bonds
              (Chevron Corp. USA Income Project) VRDN+
              (Cost $300,000)                              (NR, P-1)       01/01/99   5.100        300,000
                                                                                              ------------
MISSOURI (4.7%)
   500,000   Kansas City, Industrial Development Auth.
              Multifamily Housing Revenue Ref. Bonds
              (Sleepy Hollow Apts. Project) (Federal
              National Mortgage Assoc. LOC) (Cost
              $500,000)                                    (A-1+, NR)      01/07/99   4.250        500,000
                                                                                              ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

                                                             RATINGS=
   PAR                                                    (MOODY'S/S&P)    MATURITY   RATE%      VALUE
   ---                                                    -------------    --------   -----      -----
NEVADA (4.7%)
$  500,000   Clark County Airport Improvement Revenue
              Series 1993A (National Westminster LOC)      (A-1+,
              VRDN+ (Cost $500,000)                        VMIG-1)         01/07/99   3.850   $    500,000
                                                                                              ------------
NEW MEXICO (1.0%)
   100,000   City of Farmington Pollution Control
              Revenue Refunding Bonds Series 1994A
              (Arizona Public Service Company) (Cost       (A-1+,
              $100,000)                                    VMIG-1)         01/01/99   5.100        100,000
                                                                                              ------------
NEW YORK (3.8%)
   200,000   Long Island Power Authority Electric
              System Subordinated Revenue Bond             (A-1+,
              (ABM-AMRO Bank N.V. LOC)                     VMIG-1)         01/01/99   5.100        200,000
   200,000   New York City General Obligation 1994
              Series B (Morgan Guaranty Trust LOC)         (A-1+,
              VRDN+                                        VMIG-1)         01/01/99   5.000        200,000
                                                                                              ------------
             TOTAL NEW YORK (Cost $400,000)                                                        400,000
                                                                                              ------------
NORTH CAROLINA (22.7%)
   500,000   Charlotte Airport Refunding Revenue Bond      (A-1+,
              Series 1997A (MBIA Insurance LOC) VRDN+      VMIG-1)         01/07/99   3.950        500,000
   500,000   Mecklenburg County General Obligation         (A-1+,
              Series 1996B VRDN+                           VMIG-1)         01/07/99   3.950        500,000
   500,000   North Carolina Medical Care Commission
              Series 1995 (Moses H. Cone Memorial
              Hospital Project) (Wachovia Bank LOC)
              VRDN+                                        (A-1+, NR)      01/07/99   4.000        500,000
   400,000   Raleigh-Durham Airport Authority Special
              Facility Refunding Revenue Bond (American
              Airlines, Inc. Project) (Royal Bank of
              Canada LOC)                                  (A-1+, NR)      01/01/99   5.100        400,000
   500,000   University of North Carolina Revenue Bond
              Series 1997C (Chapel Parking System Board
              of Governors of the UNC Project)             (A-1+,
              (NationsBank LOC) VRDN+                      VMIG-1)         01/07/99   3.950        500,000
                                                                                              ------------
             TOTAL NORTH CAROLINA (Cost $2,400,000)                                              2,400,000
                                                                                              ------------
OHIO (1.0%)
   100,000   Ohio Water Development Authority Pollution
              Control Revenue Bond Series 1997B
              (Cleveland Electric Co. Project) (FNB
              Chicago LOC) VRDN+ (Cost $100,000)           (A-1+, P-1)     01/07/99   4.100        100,000
                                                                                              ------------
PENNSYLVANIA (4.7%)
   500,000   Philadelphia, Pennsylvania Water & Waste      (A-1+,
              Revenue Bond Series 1997B (Cost $500,000)    VMIG-1)         01/07/99   3.850        500,000
                                                                                              ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

                                                             RATINGS=
   PAR                                                    (MOODY'S/S&P)    MATURITY   RATE%      VALUE
   ---                                                    -------------    --------   -----      -----
TEXAS (4.7%)
$  500,000   Harris County Industrial Development Corp.
              (Shell Oil Co. Project) VRDN+ (Cost          (A-1+,
              $500,000)                                    VMIG-1)         01/01/99   4.900   $    500,000
                                                                                              ------------
VIRGINIA (4.7%)
   500,000   Alexandria IDA RB (Super & Curr Project)
              Series 1997 (First Union National Bank of
              North Carolina LOC) VRDN+ (Cost $500,000)    (A-1, NR)       01/07/99   4.000        500,000
                                                                                              ------------
WYOMING (12.3%)
   500,000   Lincoln County Pollution Control Bonds
              (Exxon Project)                              (A-1+, P-1)     01/01/99   5.050        500,000
   300,000   Sublette County, Wyoming, Pollution
              Control Revenue Bond (Exxon Corp.
              Project) VRDN+                               (A-1+, NR)      01/01/99   5.050        300,000
   500,000   Unita County Pollution Control Revenue
              Bond Series 1993 (Chevron) VRDN+             (NR, P-1)       01/01/99   5.100        500,000
                                                                                              ------------
             TOTAL WYOMING (Cost $1,300,000)                                                     1,300,000
                                                                                              ------------
TOTAL INVESTMENTS AT VALUE (99.2%) (Cost $10,500,000*)                                          10,500,000
OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)                                                        88,560
                                                                                               -----------
NET ASSETS (100.0%) (applicable to 10,588,560 shares)                                          $10,588,560
                                                                                               ===========
NET ASSET VALUE, offering and redemption price per share
($10,588,560 divided by 10,588,560)                                                            $      1.00
                                                                                               ===========

                            INVESTMENT ABBREVIATIONS

                       IDA   = Industrial Development Agency
                       LOC   = Letter of Credit
                       NR    = Not Rated
                       VRDN  = Variable Rate Demand Notes

--------------------------------------------------------------------------------
= Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's
  Ratings Services are unaudited.
+ The interest rate shown is the rate as of December 31, 1998 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
* Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
MATURITY SCHEDULE OF PORTFOLIO
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  MATURITY SCHEDULE
       (DAYS)              PAR       PERCENTAGE OF PORTFOLIO
  -----------------    -----------   ------------------------
                                                (CUMULATIVE)
           1-7         $10,500,000    100.0%        100.0%
          8-14                   0      0.0         100.0
         15-30                   0      0.0         100.0
         31-60                   0      0.0         100.0
         61-90                   0      0.0         100.0
        91-120                   0      0.0         100.0
       121-150                   0      0.0         100.0
      Over 150                   0      0.0         100.0
                       -----------    -----
                       $10,500,000    100.0%
                       ===========    =====

                     Average Weighted Maturity -- 4.46 days

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
TAX FREE MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                              WORLD PERKS       WORLDPERKS TAX FREE
                                                           MONEY MARKET FUND*    MONEY MARKET FUND*
                                                           ------------------   -------------------
INVESTMENT INCOME                                               $152,539              $ 88,703
                                                                --------              --------
EXPENSES:
   Investment advisory                                            11,885                11,091
   Administrative Services                                         6,126                 5,730
   Distribution Fees                                               7,419                 6,932
   Registration                                                    6,000                 6,000
   Audit                                                           5,000                 5,000
   Blue sky                                                        5,000                 5,000
   Legal                                                           5,000                 5,000
   Custodian                                                       3,000                 3,000
   Transfer agent                                                  1,561                 1,556
   Directors                                                       1,250                 1,250
   Printing                                                        1,010                 1,000
   Miscellaneous                                                   1,000                 1,000
                                                                --------              --------
                                                                  54,251                52,559
   Less: fees waived, expenses reimbursed and transfer
     agent fee offsets                                           (36,890)              (36,286)
                                                                --------              --------
     Total Expenses                                               17,361                16,273
                                                                --------              --------
       Net Investment Income                                     135,178                72,430
                                                                --------              --------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
   Net realized gain from security transaction                       112                     0
                                                                --------              --------
       Net increase in net assets resulting from
        operations                                              $135,290              $ 72,430
                                                                ========              ========

* For the period October 1, 1998 (Commencement of Operations) through December 31, 1998.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           WORLDPERKS             WORLDPERKS TAX FREE
                                                          MONEY MARKET               MONEY MARKET
                                                              FUND*                      FUND*
                                                        -----------------         -------------------
FROM OPERATIONS:
   Net investment income                                   $   135,178                $    72,430
   Net realized gain from security transactions                    112                          0
                                                           -----------                -----------
     Net increase in net assets resulting from
       operations                                              135,290                     72,430
                                                           -----------                -----------
FROM DISTRIBUTIONS:
   Dividends from net investment income                       (135,178)                   (72,430)
                                                           -----------                -----------
FROM CAPITAL SHARE TRANSACTIONS (AT $1 PER
SHARE):
   Proceeds from sale of shares                             19,852,748                 13,444,874
   Reinvested dividends                                        121,553                     62,708
   Net asset value of shares redeemed                       (7,148,907)                (3,019,022)
                                                           -----------                -----------
     Net increase in net assets from capital
       share transactions                                   12,825,394                 10,488,560
                                                           -----------                -----------
     Net increase in net assets                             13,825,506                 10,488,560
NET ASSETS:
   Beginning of period                                         100,000                    100,000
                                                           -----------                -----------
   End of period                                           $12,925,506                $10,588,560
                                                           ===========                ===========

* For the period October 1, 1998 (Commencement of Operations) through December 31, 1998.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                              1998(1)
PERIOD ENDED:                                                 -------
PER-SHARE DATA:
Net asset value, beginning of period                          $  1.00
                                                              -------
INVESTMENT ACTIVITIES:
   Net investment income                                        .0115
                                                              -------
DISTRIBUTIONS:
   From net investment income                                  (.0115)
                                                              -------
NET ASSET VALUE, END OF PERIOD                                $  1.00
                                                              =======
Total return                                                     1.15%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                      $12,926
   Ratios of expenses to average net assets                       .58%3,4
   Ratio of net income to average net assets                     5.13%(4)
   Decrease reflected in above operating expense ratio due
     to waivers/reimbursements                                   1.24%(4)

--------------------------------------------------------------------------------

(1) For the period October 1, 1998 (Commencement of Operations) through December 31, 1998.
(2)  Non annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
(4)  Annualized.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                              1998(1)
PERIOD ENDED:                                                 -------
PER-SHARE DATA
Net asset value, beginning of period                          $  1.00
                                                              -------
INVESTMENT ACTIVITIES:
   Net investment income                                        .0066
                                                              -------
DISTRIBUTIONS:
   From net investment income                                  (.0066)
                                                              -------
NET ASSET VALUE, END OF PERIOD                                $  1.00
                                                              =======
Total return                                                      .66%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                      $10,589
   Ratios of expenses to average net assets                       .58%3,4
   Ratio of net income to average net assets                     2.91%(4)
   Decrease reflected in above operating expense ratios due
     to waivers/reimbursements                                   1.31%(4)

--------------------------------------------------------------------------------

(1) For the period October 1, 1998 (Commencement of Operations) through December 31, 1998.
(2)  Non annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
(4)  Annualized.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1998
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     The Warburg Pincus WorldPerks Money Market Fund (the "WorldPerks Money Market Fund") and the Warburg Pincus WorldPerks Tax Free Money Market Fund (the "WorldPerks Tax Free Money Market Fund") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies.

     Investment objectives for each fund are as follows: the WorldPerks Money Market Fund is designed to provide investors with high current income consistent with liquidity and stability of principal; the WorldPerks Tax Free Money Market Fund is designed to provide investors with as high a level of current income that is exempt from federal personal income taxes as is consistent with preservation of capital and liquidity.

     The net asset value of each fund is determined as of noon and the close of regular trading on the New York Stock Exchange. Each fund's investments are valued under the amortized cost method, which approximates market value. Amortized cost involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, are declared and paid annually, although the WorldPerks Money Market Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

     No provision is made for federal taxes as it is each fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

     Each fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund acquires an underlying security subject to an obligation of the seller to repurchase. The collateral is in the fund's possession through its custodian. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the counterparty to the agreement, retention of the collateral may be subject to legal proceedings.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the period ended December 31, 1998, each fund received credits or reimbursements under this arrangement as follows:

                                                                 FOR THREE
                                                               MONTHS ENDED
FUND                                                         DECEMBER 31, 1998
----                                                         -----------------
WorldPerks Money Market                                             $61
WorldPerks Tax Free Money Market                                     56

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

     Warburg Pincus Asset Management, Inc. ("Warburg"), which is indirectly controlled by Warburg, Pincus & Co., serves as each fund's investment adviser. For its investment advisory services, Warburg receives a fee calculated at an annual rate of .40% of each fund's average daily net assets. For the period ended December 31, 1998, investment advisory fees and voluntary waivers were as follows:

                                       GROSS                      NET           EXPENSE
FUND                                ADVISORY FEE    WAIVER    ADVISORY FEE   REIMBURSEMENT
----                                ------------   --------   ------------   -------------
WorldPerks Money Market               $11,885      $(11,885)    $     0        $(19,002)
WorldPerks Tax Free Money Market       11,091       (11,091)          0         (19,593)

     BlackRock Institutional Management Corporation ("BIMC"), formerly PNC Institutional Management Corporation, a wholly owned subsidiary of PNC

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
   DISTRIBUTOR -- (CONT'D)

Bank, N.A., serves as each fund's sub-investment adviser. From its investment advisory fee, Warburg pays BIMC a fee. No compensation is paid by the WorldPerks Funds to BIMC for its sub-investment advisory service.

     Credit Suisse Asset Management Limited ("CSAM"), a wholly owned subsidiary of Credit Suisse Group, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Bank Corp. serve as each fund's co-administrator. For its administrative services, CSAM currently receives a fee calculated at an annual rate of .10% of each fund's average daily net assets. For the period ended December 31, 1998, administrative services fees earned and voluntarily waived by CSAM were as follows:

                                          CO-ADMINISTRATION                     NET
FUND                                             FEE           WAIVER    ADMINISTRATION FEE
----                                      -----------------   --------   ------------------
WorldPerks Money Market                        $ 2,971        $ (2,971)       $     0
WorldPerks Tax Free Money Market                 2,773          (2,773)             0

     For administrative services, PFPC currently receives a fee calculated at an annual rate of .10% on each fund's first $500 million in average daily net assets, .075% on the next $1 billion in average daily net assets, and .05% of average daily net assets in excess of $1.5 billion.

     For the year ended December 31, 1998, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                         CO-ADMINISTRATION                      NET
FUND                                            FEE          WAIVER    CO-ADMINISTRATION FEE
----                                     -----------------   -------   ---------------------
WorldPerks Money Market                       $3,155         $(2,971)          $184
WorldPerks Tax Free Money Market               2,957          (2,773)           184

     Counsellors Securities Inc. ("CSI"), also a wholly owned subsidiary of Warburg, serves as each fund's distributor. For its distribution services, CSI receives a fee calculated at an annual rate of .25% of the average daily net assets of each fund. For the period ended December 31, 1998, shareholder servicing and distribution fees earned by CSI were as follows:

FUND                                                          DISTRIBUTION FEE
----                                                          ----------------
WorldPerks Money Market                                           $  7,419
WorldPerks Tax Free Money Market                                     6,932

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS

     Transactions in shares of each fund were as follows:

                                                                                 WORLDPERKS
                                                                WORLDPERKS        TAX FREE
                                                               MONEY MARKET     MONEY MARKET
                                                              --------------   --------------
                                                              FOR THE PERIOD OCTOBER 1, 1998
                                                               (COMMENCEMENT OF OPERATIONS)
                                                                 THROUGH DECEMBER 31, 1998
                                                              -------------------------------
Shares sold                                                       19,852,748       13,444,874
Shares issued to shareholders on reinvestment of dividends           121,553           62,708
Shares redeemed                                                   (7,148,907)      (3,019,022)
                                                              --------------   --------------
Net increase in shares                                            12,825,394       10,488,560
                                                              ==============   ==============

4. LIABILITIES

     At December 31, 1998 the funds had the following liabilities:

                                                           WORLDPERKS    WORLDPERKS TAX FREE
                                                          MONEY MARKET    MONEY MARKET FUND
                                                          ------------   -------------------
Dividends Payable                                          $    2,491         $  2,881

5. NET ASSETS

     At December 31, 1998, capital contributions and accumulated net realized loss from security transactions have been adjusted for permanent book/tax differences.

     Net Assets at December 31, 1998, consisted of the following:

                                                           WORLDPERKS    WORLDPERKS TAX FREE
                                                          MONEY MARKET      MONEY MARKET
                                                          ------------   -------------------
Capital contributed, net                                  $12,925,394        $10,588,560
Accumulated net realized gain from security transactions          112                  0
                                                          -----------        -----------
Net assets                                                $12,925,506        $10,588,560
                                                          ===========        ===========

WARBURG PINCUS WORLDPERKS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of WARBURG, PINCUS WORLDPERKS MONEY MARKET FUND, INC. AND
WARBURG, PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND, INC.:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Warburg, Pincus WorldPerks Money Market Fund, Inc. and Warburg, Pincus WorldPerks Tax Free Money Market Fund, Inc. (the "Funds") at December 31, 1998, the results of their operations, and the changes in their net assets and their financial highlights for the period October 1, 1998 (commencement of operations) to December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 5, 1999

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                         WARBURG PINCUS WORLDPERKS FUNDS
                      P.O. BOX 9030, BOSTON, MA 02205-9030
                  800-WARBURG (800-927-2874) o www.warburg.com


COUNSELLORS SECURITIES INC., DISTRIBUTOR                            FFNWF-2-1298